WARRANTS (Details Narrative) - USD ($)					12 Months Ended
		Nov. 30, 2023	Oct. 27, 2022	Feb. 09, 2022	Dec. 31, 2023	Dec. 31, 2022		Dec. 20, 2023	Dec. 18, 2023	Jun. 30, 2023	Nov. 07, 2022	Oct. 28, 2022
Exercise price of warrants			$ 0.10								$ 0.10	$ 0.10
Ordinary shares issued			4,000
Number of shares issued, value						$ 2,100
Stock issued upon warrants exercise			21,000
Consideration on warrants exercise			$ 1,002,100
Common Stock [Member]
Warrants converted into ordinary shares			21.00
Ordinary shares issued			4,000			25,387	[1]
Number of shares issued, value			$ 1,000,000			$ 27,926
Stock issued upon warrants exercise	[1]				54,776
Consideration on warrants exercise					$ 60,253
Warrants converted into ordinary shares	[1]					54,745
January Warrant [Member]
Warrants converted into ordinary shares					286,670
Exercise price of warrants					$ 150.00
Warrants exercise, description					the Noteholder can elect to receive upon such exercise the higher of (i) 0.85 Ordinary shares per warrant share, or 243,669 Ordinary shares in such exercise and (ii) “Net Number” of Ordinary shares (as defined in the warrant agreement)
Warrants expiration date					Jan. 03, 2033
June Warrant [Member]
Warrants converted into ordinary shares										25,000
Exercise price of warrants										$ 4.00
November Warrant [Member]
Warrants converted into ordinary shares		366,303
Exercise price of warrants		$ 150.00
Warrants exercise, description		the holder can elect to receive upon such exercise the higher of (i) 1 ordinary share per warrant share, equal to 366,303 Ordinary shares in such exercise and (ii) “Net Number” of Ordinary Shares (as define in the warrant agreement).
First December Warrant [Member]
Warrants converted into ordinary shares									25,000
Exercise price of warrants									$ 4.00
Second December Warrant [Member]
Warrants converted into ordinary shares								25,000
Exercise price of warrants								$ 4.00
Warrants exercise, description					the Noteholder would beneficially own in excess of 4.99% or by election 9.99% of the ordinary shares outstanding immediately after giving effect to such exercise.
Securities Purchase Agreement [Member] | Private Placement [Member]
Number of shares issued, value				$ 3,500,000
Series D Warrant [Member]
Warrants converted into ordinary shares				65,111
Exercise price of warrants				$ 247.50
Warrants conversion price					$ 0.826	$ 0.826
Warrants converted into ordinary shares						2,460
Number of share converted					30,590	2,460
Series D Warrant [Member] | Common Stock [Member]
Warrants conversion price					$ 0.826
Warrants converted into ordinary shares						2,032
Series A Warrant [Member]
Exercise price of warrants				$ 330.00
Warrants conversion price					$ 0.779	$ 0.779
Warrants converted into ordinary shares						171
Number of share converted					15,507	171
Series A Warrant [Member] | Securities Purchase Agreement [Member]
Warrants converted into ordinary shares				10,606
Series B Warrant [Member]
Exercise price of warrants				$ 264.00
Warrants conversion price					$ 0.816
Number of share converted					3,957
Series C Warrant [Member]
Exercise price of warrants				$ 165.00
Warrants conversion price					$ 0.888	$ 0.888
Warrants converted into ordinary shares						2,502
Number of share converted					15,991	2,502
Restricted Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Ordinary shares issued				1,060,606
Series A Warrants [Member]
Number of share converted					0.779
Series A Warrants [Member] | Common Stock [Member]
Warrants converted into ordinary shares					15,507
Warrants converted into ordinary shares						133
Number of share converted					12,080
Series C Warrants [Member] | Common Stock [Member]
Warrants converted into ordinary shares					15,991
Warrants conversion price					$ 0.888
Warrants converted into ordinary shares						2,222
Number of share converted					14,200
Series B Warrants [Member] | Common Stock [Member]
Warrants converted into ordinary shares					3,957
Warrants conversion price					$ 0.816
Number of share converted					3,229
Series D Warrants [Member] | Common Stock [Member]
Warrants converted into ordinary shares					30,590
Number of share converted					25,267

[1]	Reflects reverse split of 10:1 as approved by the Board of Directors of Freight Technologies, Inc on January 26, 2024, effective as of February 5, 2024.